UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June  30, 2003

Check here if Amendment [  ]; Amendment Number: ________

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
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Address:                   4400 Harding Road
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                           Nashville, TN  37205-2290
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Form 13F File Number: 28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           ---------------------------------------------
Title:                     Chief Manager
                           ---------------------------------------------
Phone:                     615-298-7606
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Signature, Place and Date of Signing:

  /s/ Richard Patton
-------------------------------    -------------------------------   ---------
        [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this port manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                        0
                                          ------------------

Form 13F Information Table Entry Total:                  49
                                          ------------------


Form 13F Information Table Value Total:             174,325
                                          ------------------
                                              (thousands)


List of Other Included Managers:

NONE


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

                                                                          FORM 13F INFORMATION TABLE

              COLUMN 1      COLUMN 2                COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------------ --------------            ---------- -------- ------------------- ---------- -------- -------------------

                                                                VALUE   SHRS OR   SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS            CUSIP      (X$1000) PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
     --------------      --------------            -----      -------- --------- ---  ---- ---------- --------  ----   ------   ----
ALLETE INC                COM                     018522102      982     37000SH              SHARED(1)                X
AMERICAN HEALTHWAYS INC   COM                     02649V104     1282     35500SH              SHARED(1)                X
AMSURG CORP               COM                     03232P405     2745     90000SH              SHARED(1)                X
ANNTAYLOR STORES CORP     COM                     036115103     1158     40000SH              SHARED(1)                X
ARCH COAL INC             COM                     039380100     4102    178500SH              SHARED(1)                X
BURLINGTON RES INC        COM                     122014103      811     15000SH              SHARED(1)                X
CBRL GROUP INC            COM                     12489V106     9937    255700SH              SHARED(1)                X
CENTRAL PKG CORP          COM                     154785109       93     7,500SH              SHARED(1)                X
CHECKFREE HLDGS CORP      NOTE  6.500%12/01       162816AC6     2035   2000000PRN             SHARED(1)                X
COCA COLA CO              COM                     191216100        9       200SH              SHARED(1)                X
COINSTAR INC              COM                     19259P300     1339     71000SH              SHARED(1)                X
CONCORD EFS INC           COM                     206197105     3018    205000SH              SHARED(1)                X
CORRECTIONS CORP AMER NEW COM NEW                 22025Y407    18244    720255SH              SHARED(1)                X
COSTCO WHSL CORP NEW      COM                     22160K105     2562     70000SH              SHARED(1)                X
CROWN CASTLE INTL CORP    COM                     228227104     1049    135000SH              SHARED(1)                X
DAVE & BUSTERS INC        COM                     23833N104     2591    237700SH              SHARED(1)                X
DEPARTMENT 56 INC         COM                     249509100     2503    163300SH              SHARED(1)                X
DOLLAR GEN CORP           COM                     256669102      274     15000SH              SHARED(1)                X
ENTERTAINMENT PPTYS TR    COM SH BEN INT          29380T105    10471    364200SH              SHARED(1)                X
GAP INC DEL               COM                     364760108     8254    440000SH              SHARED(1)                X
GREAT PLAINS ENERGY INC   COM                     391164100      520     18000SH              SHARED(1)                X
HCA INC                   COM                     404119109     3204    100000SH              SHARED(1)                X
HEALTHCARE RLTY TR        COM                     421946104      997     34200SH              SHARED(1)                X
HEALTHSOUTH CORP          COM                     421924101      500   1000000SH              SHARED(1)                X
HEALTHSOUTH CORP          SDCV 3.250% 4/0         421924AE1      505   1000000PRN             SHARED(1)                X
HOME DEPOT INC            COM                     437076102     6624    200000SH              SHARED(1)                X
HOSPITALITY PROPERTIES
 TRUST SBI                COM SH BEN INT          44106M102      181      5800SH              SHARED(1)                X
IHOP CORP NEW             COM                     449623107      142      4500SH              SHARED(1)                X
KROGER CO                 COM                     501044101      667     40000SH              SHARED(1)                X
LABORATORY CORP
 AMER HLDGS               COM NEW                 50540R409     2111     70000SH              SHARED(1)                X
LIMITED BRANDS INC        COM                     532716107     6433    415000SH              SHARED(1)                X
MANUGISTICS GROUP INC     NOTE  5.000%11/01       565011AB9     1510   2000000PRN             SHARED(1)                X
MICROSOFT CORP            COM                     594918104     5634    220000SH              SHARED(1)                X
NATIONWIDE HEALTH
 PPTYS INC                COM                     638620104     2732    171500SH              SHARED(1)                X
NICOR INC                 COM                     654086107     1113     30000SH              SHARED(1)                X
OFFICE DEPOT INC          COM                     676220106     4933    340000SH              SHARED(1)                X
PG&E CORP                 COM                     69331C108     3997    189000SH              SHARED(1)                X
PRIME GROUP REALTY TRUST  SH BEN INT              74158J103      143     24650SH              SHARED(1)                X
REGIS CORP MINN           COM                     758932107     8021    276100SH              SHARED(1)                X
RENAL CARE GROUP INC      COM                     759930100      757     21500SH              SHARED(1)                X
RETEK INC                 COM                     76128Q109     2498    390300SH              SHARED(1)                X
SONIC CORP                COM                     835451105     2409     94750SH              SHARED(1)                X
SUNGARD DATA SYS INC      COM                     867363103     3316    128000SH              SHARED(1)                X
TJX COS INC NEW           COM                     872540109     1507     80000SH              SHARED(1)                X
TARGET CORP               COM                     87612E106    10217    270000SH              SHARED(1)                X
TECH DATA CORP            COM                     878237106    12420    465000SH              SHARED(1)                X
TENET HEALTHCARE CORP     COM                     88033G100    15103   1296400SH              SHARED(1)                X
VULCAN MATLS CO           COM                     929160109      908     24500SH              SHARED(1)                X
WELLS FARGO & CO NEW      COM                     949746101     1764     35000SH              SHARED(1)                X



(1) Courage Investments Inc. is the general partner of a fund managed by the Reporting Manager, however, the Reporting Manger has discretion over investment and voting decisions of such fund pursuant to an Investment Management Agreement.